Intangible Assets - Summary of Intangible Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	kr (137)	kr (55)	kr (529)
Capitalized development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	4,040
Intangible assets and goodwill, Closing balance	3,857	4,040
Capitalized development expenditure [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	18,681	23,719
Acquisitions/capitalization	817	1,545
Balances regarding acquired/divested business		(2,099)
Sales/disposals	(1,256)	(4,551)
Translation differences	(193)	67
Intangible assets and goodwill, Closing balance	18,049	18,681	23,719
Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(10,896)	(14,768)
Amortizations	(906)	(1,519)
Balances regarding acquired/divested business		843
Sales/disposals	1,256	4,551
Translation differences	99	(3)
Intangible assets and goodwill, Closing balance	(10,447)	(10,896)	(14,768)
Capitalized development expenditure [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(3,745)	(4,714)
Balances regarding acquired/divested business		1,005
Impairment losses		(36)
Intangible assets and goodwill, Closing balance	(3,745)	(3,745)	(4,714)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	31,200
Intangible assets and goodwill, Closing balance	34,945	31,200
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	37,847	43,294
Balances regarding acquired/divested business	7,104	(7,093)
Translation differences	(3,359)	1,646
Intangible assets and goodwill, Closing balance	41,592	37,847	43,294
Goodwill [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(6,647)	(13,259)
Balances regarding acquired/divested business		7,292
Translation differences		(680)
Intangible assets and goodwill, Closing balance	(6,647)	(6,647)	(13,259)
IPR, brands and other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	2,491
Intangible assets and goodwill, Closing balance	4,805	2,491
IPR, brands and other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	52,912	58,101
Acquisitions/capitalization	396	4
Balances regarding acquired/divested business	3,500	(6,049)
Sales/disposals	(48)	(112)
Translation differences	(2,847)	968
Intangible assets and goodwill, Closing balance	53,913	52,912	58,101
IPR, brands and other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(43,018)	(47,277)
Amortizations	(1,083)	(1,019)
Balances regarding acquired/divested business	35	5,922
Sales/disposals	48	112
Translation differences	2,297	(756)
Intangible assets and goodwill, Closing balance	(41,721)	(43,018)	(47,277)
IPR, brands and other intangible assets [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(7,403)	(7,350)
Balances regarding acquired/divested business		55
Impairment losses	(137)	(19)
Translation differences	153	(89)
Intangible assets and goodwill, Closing balance	kr (7,387)	kr (7,403)	kr (7,350)